Net Loss Per Share - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 07, 2023 shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Feb. 08, 2023
Earnings Per Share [Abstract]
Recapitalization exchange ratio						4.3747
Conversion ratio					1	1
Cumulative accrued and undeclared and unpaid dividend amount | $				$ 237,000
Liquidity price of SAFE and SAFE warrants				100.00%
Liquidity price of SAFE and SAFE warrants, condition one				90.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate purchase of stock (in shares)		36,012,752	149,459,933	147,330,749	149,491,092
Redeemable convertible preferred stock (if converted)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate purchase of stock (in shares)	129,148,393	0	129,148,393	129,148,393	129,148,393